ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2022
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Schedule of components of accrued expenses and other current liabilities

	December 31,	June 30,
	2021	2022
	RMB	RMB	US$
		(Unaudited)	(Unaudited)
Salary and welfare payable	8,101	10,209	1,523
Payable for acquisition of noncontrolling interests	245	245	37
Accrued rental	1,140	1,245	186
Accrued expenses	8,174	7,774	1,161
Value added tax and other taxes payable	417	219	33
Payable for property and equipment	71	55	8
Accrued utilities	58	128	19
Other payables	1,564	764	114
Total	19,770	20,639	3,081